Organization and Summary of Significant Accounting Policies (Details 14) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Changes in warranty reserve
Balance, Beginning of Year	$ 2,500	$ 4,958	$ 3,856
Provision Charged (Credited) to Expense	1,153	(404)	2,050
Payments	191	2,054	948
Balance, End of Year	$ 3,462	$ 2,500	$ 4,958